Subsequent Events - Schedule of Approved and Declared Cash Dividends (Details) - $ / shares	Nov. 03, 2026	Jan. 31, 2026	Feb. 28, 2025	Aug. 31, 2021	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Series A
Subsequent Event [Line Items]
Dividend Rate								8.50%
Series A | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.50%
Dividend Per Share	$ 0.5312500
Series B
Subsequent Event [Line Items]
Dividend Rate							8.00%
Series B | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.00%
Dividend Per Share	$ 0.5000000
Series C
Subsequent Event [Line Items]
Dividend Rate						7.375%
Series C | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.375%
Dividend Per Share	$ 0.4609375
Series D
Subsequent Event [Line Items]
Dividend Rate					6.875%
Series D | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	6.875%
Dividend Per Share	$ 0.4296875
Series E
Subsequent Event [Line Items]
Dividend Rate				5.75%
Series E | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	5.75%
Dividend Per Share	$ 0.3593750
Series F
Subsequent Event [Line Items]
Dividend Rate			7.625%
Series F | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.625%
Dividend Per Share	$ 0.4765625
Series G
Subsequent Event [Line Items]
Dividend Rate		7.50%
Series G | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.50%
Dividend Per Share	$ 0.4687500